Non-controlling interests - by instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	£ 2,111	£ 6,492	£ 6,054
Upper Tier 2 Instruments	4,191	4,495
Barclay's Africa Banking Group Limited [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	0	3,507
Preference shares [member] | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	1,838	2,698
Preference shares [member] | Barclays Bank PLC [member] | 6.00% non cumulative callable preference shares
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	0	203
Preference shares [member] | Barclays Bank PLC [member] | 6.278% non cumulative callable preference shares
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	318	318
Preference shares [member] | Barclays Bank PLC [member] | 4.75% non cumulative callable preference shares
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	211	211
Preference shares [member] | Barclays Bank PLC [member] | 7.1% non cumulative callable preference shares
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	0	657
Preference shares [member] | Barclays Bank PLC [member] | 8.125% non cumulative callable preference shares
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	1,309	1,309
Preference shares [member] | Barclay's Africa Banking Group Limited [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	0	277
Upper Tier 2 instruments [member]
Disclosure of classes of share capital [line items]
Upper Tier 2 Instruments	272	272
Upper Tier 2 instruments [member] | Undated Floating Rate Primary Capital Notes Series 1
Disclosure of classes of share capital [line items]
Upper Tier 2 Instruments	93	93
Upper Tier 2 instruments [member] | Undated Floating Rate Primary Capital Notes Series 2
Disclosure of classes of share capital [line items]
Upper Tier 2 Instruments	179	179
Upper Tier 2 instruments [member] | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	£ 272	£ 272